Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies
(14)	Commitments and Contingencies

Operating Leases

The Company leases office space and office equipment under operating leases, which expire at various times through February 2016. Excluding the lease liability activity described in Note 9, rent expense under these operating leases was $186,000 and $37,000 for the three months ended June 30, 2011 and 2012, respectively.  Excluding the lease liability activity described in Note 9, rent expense under these operating leases was $376,000 and $87,000 for the six months ended June 30, 2011 and 2012, respectively. The following table summarizes future minimum lease payments as of June 30, 2012 (in thousands):

2012	$498
2013	1,016
2014	1,040
2015	1,063
2016	276
Total minimum lease payments	$3,893

The lease agreement for the Company's facility in East Norriton, Pennsylvania requires the Company to provide security and restoration deposits totaling $2.2 million to the landlord. The Company has deposited $1.0 million with the landlord as a security deposit, which amount was recorded as a non-current other asset on the Company's balance sheet as of December 31, 2011 and June 30, 2012. As of June 30, 2012, an outstanding letter of credit is satisfying the remaining restoration deposit obligation of $1.2 million. At the end of the lease term, the landlord has the right to require the Company to utilize the funds collateralizing this letter of credit to restore the facility to its original condition. The letter of credit is collateralized by an account held at the bank. If the bank determines the collateral to be insufficient, the bank has the right to demand additional collateral. If the Company fails to provide additional collateral, the bank has the right to withdraw the letter of credit. In that event, the landlord would have the right to require the Company to deposit cash of up to $1.2 million in an account to satisfy its deposit obligation.

(16)	Commitments and Contingencies

(a)Leases and Letters of Credit

The Company leases office space and office equipment under operating leases, which expire at various times through February 2016.  Rent expense under these operating leases was $0.7 million for each of the years ended December 31, 2009, 2010, 2011, and $4.6 million for the period from July 10, 2003 (inception) through December 31, 2011.

The following table summarizes future minimum lease payments as of December 31, 2011 (in thousands):

2012	$992
2013	1,016
2014	1,040
2015	1,063
2016	276
Total minimum lease payments (1)	$4,387

(1)	The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 9 related to the Company's lease liability.

Effective March 2011, the lease agreement for the Company's facility in East Norriton, Pennsylvania required the Company to provide security and restoration deposits totaling $2.2 million to the landlord, an increase from the prior amount of $1.7 million. Until January 2011, the Company obtained letters of credit from a bank in favor of the landlord to satisfy the obligations.  In January 2011, the Company deposited $1.0 million with the landlord as a security deposit, which amount is recorded as a non-current other asset on the Company's balance sheet as of December 31, 2011.  As of December 31, 2011, an outstanding letter of credit is satisfying the remaining o restoration deposit obligation of $1.2 million.  At the end of the lease term, the landlord has the right to require the Company to utilize the funds collateralizing this letter of credit to restore the facility to its original condition.  The letter of credit is collateralized by an account held at the bank.  If the bank determines the collateral to be insufficient, the bank has the right to demand additional collateral.  If the Company fails to provide additional collateral, the bank has the right to withdraw the letter of credit.  In that event, the landlord would have the right to require the Company to deposit cash of up to $1.2 million in an account to satisfy its deposit obligation.

In May 2011, the Company exercised the first five-year renewal option under its lease for laboratory space in Winston-Salem, North Carolina.  The amended lease extends the lease term to October 2016 and provides for payments of average annual base rent of approximately $0.2 million commencing in October 2011.

(b)	License and Research Agreements

In 2003, a license agreement was executed with Children's Medical Center Corporation (CMCC), whereby CMCC granted the Company a license to utilize certain patent rights.  In accordance with the license agreement, the Company paid an initial license fee of $0.2 million, which was recorded as research and development expense.  Additionally, the license agreement requires the Company to reimburse CMCC for patent costs related to the underlying licensed rights.  In 2009, 2010, 2011, and for the period from July 10, 2003 (inception) through December 31, 2011, the Company recorded $0.2 million, $0.2 million, $0.2 million, and $2.3 million, respectively, related to the reimbursement of such patent costs as general and administrative expenses in the accompanying statements of operations.

The Company is obligated to make payments to CMCC upon the occurrence of various development and sales milestones.  During the fourth quarter of 2006, the Company achieved two of its development milestones for the first licensed product launched, as defined in the agreement, and paid $0.4 million, which was recorded as research and development expense for the year ended December 31, 2006.  No further milestones payments have been made.  If the Company develops and obtains regulatory approval of a licensed product in each of the four subfields covered under the license, it will be required to pay CMCC milestones aggregating approximately $6.9 million, which includes $0.4 million paid to date.  Also, if cumulative net sales of all licensed products reach a certain level, the Company will be required to make a one-time sales milestone payment of $2.0 million.  The timing and likelihood of such milestone payments are not currently known to the Company.  A portion of the milestone payments the Company makes will be credited against its future royalty payments.  The Company must pay CMCC royalties in the mid-single digit range based on net sales of licensed products as defined in the agreement by the Company, its affiliates and its sublicensees, which royalties will be reduced for certain amounts the Company is required to pay to license patents or intellectual property from third parties and under certain circumstances if there is a competing product.  No royalties will be payable with respect to sales of licensed products in countries where there is no valid patent claim, unless the Company advised CMCC not to file for patent protection in that country and later chose to market and sell licensed products in such country.  The license agreement, and the Company's obligation to pay royalties, terminates on the later of the expiration, on a country-by-country basis, of the last patent right and October 2018.

In January 2006 the Company entered into a license agreement with Wake Forest University Health Sciences, or WFUHS, which was amended in May 2007, for the license of certain of WFUHS's intellectual property rights.  Under the license agreement, the Company issued WFUHS a warrant to purchase 320 shares of the Company's common stock through January 1, 2016 at an exercise of $23.20 per share and is required to pay WFUHS a percentage of certain consideration received from a sublicensee.  The Company is not required to make any milestone payments to WFUHS related to the development or commercialization of the licensed products, but the Company is required to pay certain license maintenance fees with respect to each product covered by new development patents, commencing two years after the Company initiates the first animal study conducted under cGLP, with respect to such product.  These license maintenance fees, which are in the low six figure range with respect to each product, will be creditable against royalties the Company is obligated to pay to WFUHS for such product.  In addition, the Company is required to pay WFUHS royalties in the low- to mid-single digit range based on net sales of licensed products in all countries.  With respect to any product covered by an improvement patent, the Company's obligation to pay royalties to WFUHS terminates upon the later of the expiration, on a product-by-product basis, of the last to expire patent covering such product and the date that is 15 years from the first commercial sale of such product, provided that no such royalty is payable more than seven years after expiration of the last-to-expire patent covering such product.

In January 2006, the Company entered into a research agreement with WFUHS, which was amended in September 2006 and extended in September 2010 for an additional three-year period.  Under the research agreement, WFUHS agreed to perform sponsored research in return for quarterly payments.  As of December 31, 2010, the Company was obligated to make payments of $800,000 with respect to the 2011 research activities of WFUHS under the extended agreement.  The Company terminated the research agreement with WFUHS effective December 31, 2011 and has no further financial or other obligations under this agreement.